Property, Plant and Equipment and Intangible Assets (Schedule of Property, Plant and Equipment and Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Property, plant and equipment, net:
Property, plant and equipment, gross	$ 36,300	$ 36,961
Accumulated depreciation	(19,056)	(18,386)
Property, Plant and Equipment, net	17,244	18,575
Depreciation	2,441	2,472	$ 2,489
Amortizable intangible assets, net:
Amortizable intangible assets, gross	2,942	3,104
Accumulated amortization	(1,493)	(1,466)
Amortizable intangible assets, net	1,449	1,638
Amortization of intangible assets	92	110	$ 119
Land Improvements [Member]
Property, plant and equipment, net:
Property, plant and equipment, gross	$ 1,288	1,340
Land [Member] | Minimum
Property, plant and equipment, net:
Average Useful Life (Years)	0 years
Land [Member] | Maximum
Property, plant and equipment, net:
Average Useful Life (Years)	0 years
Buildings And Improvements
Property, plant and equipment, net:
Property, plant and equipment, gross	$ 8,114	8,375
Buildings And Improvements | Minimum
Property, plant and equipment, net:
Average Useful Life (Years)	15 years
Buildings And Improvements | Maximum
Property, plant and equipment, net:
Average Useful Life (Years)	44 years
Machinery And Equipment, Including Fleet And Software
Property, plant and equipment, net:
Property, plant and equipment, gross	$ 25,146	25,415
Machinery And Equipment, Including Fleet And Software | Minimum
Property, plant and equipment, net:
Average Useful Life (Years)	5 years
Machinery And Equipment, Including Fleet And Software | Maximum
Property, plant and equipment, net:
Average Useful Life (Years)	15 years
Construction In Progress
Property, plant and equipment, net:
Property, plant and equipment, gross	$ 1,752	1,831
Acquired Franchise Rights
Amortizable intangible assets, net:
Amortizable intangible assets, gross	879	910
Accumulated amortization	(89)	(83)
Amortizable intangible assets, net	$ 790	827
Acquired Franchise Rights | Minimum
Amortizable intangible assets, net:
Average Useful Life (Years)	56 years
Acquired Franchise Rights | Maximum
Amortizable intangible assets, net:
Average Useful Life (Years)	60 years
Reacquired Franchise Rights
Amortizable intangible assets, net:
Amortizable intangible assets, gross	$ 107	108
Accumulated amortization	(95)	(86)
Amortizable intangible assets, net	$ 12	22
Reacquired Franchise Rights | Minimum
Amortizable intangible assets, net:
Average Useful Life (Years)	5 years
Reacquired Franchise Rights | Maximum
Amortizable intangible assets, net:
Average Useful Life (Years)	14 years
Brands
Amortizable intangible assets, net:
Amortizable intangible assets, gross	$ 1,361	1,400
Accumulated amortization	(1,004)	(996)
Amortizable intangible assets, net	$ 357	404
Brands | Minimum
Amortizable intangible assets, net:
Average Useful Life (Years)	20 years
Brands | Maximum
Amortizable intangible assets, net:
Average Useful Life (Years)	40 years
Other Identifiable Intangibles
Amortizable intangible assets, net:
Amortizable intangible assets, gross	$ 595	686
Accumulated amortization	(305)	(301)
Amortizable intangible assets, net	$ 290	385
Other Identifiable Intangibles | Minimum
Amortizable intangible assets, net:
Average Useful Life (Years)	10 years
Other Identifiable Intangibles | Maximum
Amortizable intangible assets, net:
Average Useful Life (Years)	24 years
ESSA
Amortizable intangible assets, net:
Amortization of intangible assets	$ 28	32	$ 36
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 23	$ 0	$ 23